Deposits, prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Deposits Prepayments And Other Receivables
Schedule of deposits, prepayments and other receivables

At December 31, 2025 and June 30, 2026, deposits, prepayments and other receivables consisted of the following:

	December 31,	June 30,
	2025	2026
	S$’000	S$’000
Deposits	10	11
Prepayments	20	130
Other receivables	37	43
	67	184